SUPPLEMENTAL CASH FLOW DISCLOSURES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SUPPLEMENTAL CASH FLOW DISCLOSURES

NOTE 11 – SUPPLEMENTAL CASH FLOW INFORMATION

Non cash transactions during the period are described above in Note 4 – Subsidiary Companies Acquired and Note 9 – Capital Stock.

	December 31, 2011	December 31, 2010

Interest paid	$251,954	$307,239
Income taxes paid	$338,231	$54,543

Note 30           SUPPLEMENTAL CASH FLOW DISCLOSURES

	2011	2010
	USD	USD
Cash paid for
Interest paid	471,282	263,590
Taxes paid (recovered)	40,552	116,248

The significant non-cash transactions for the year ended March 31, 2011 and 2010 were as follows:

a)	On October 9, 2009, the Company purchased L911 Assets for 4,753 KUSD. The Company paid 234 KUSD upon signing and financed the remainder. The financed balance is disclosed in Notes 19 & 23, Other Liabilities.

b)	On May 10, 2010, the Company purchased Fastworks Assets for 1,305KUSD. The Company paid 502 KUSD upon signing and financed the balance. The balance is disclosed in Notes 19 & 23, Other Liabilities.

c)	On September 17, 2010, the Company purchased Permessa Assets for 3,079 KUSD. The Company paid 535 KUSD upon signing and financed the balance. The balance is disclosed in Notes 19 & 23, Other Liabilities

d)	On September 22, 2010, the Company purchased Salesplace Assets for 3,341 KUSD. The Company paid 1,332 KUSD upon signing and financed the balance. The balance is disclosed in Note 19 & 23, Other Liabilities.